RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2019
RELATED PARTIES
Summary of directors and key management compensation

	For the year ended
	December 31,	December 31,
	2019	2018
Salaries and benefits	$4,840	$5,851
Share-based compensation	5,376	3,559
	$10,216	$9,410